FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	As of June 30, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$33,190	$-	$33,190
Foreign currency derivative contracts	-	2,909	-	2,909

Liabilities:
Foreign currency derivative contracts	-	(135)	-	(135)

Total financial net assets	$-	$35,964	$-	$35,964

	As of December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$26,470	$-	$26,470
Foreign currency derivative contracts	-	584	-	584

Liabilities:
Foreign currency derivative contracts	-	(224)	-	(224)

Total financial net assets	$-	$26,830	$-	$26,830